GCAT 2022-INV2 Trust ABS-15G

Exhibit 99.2

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
1232350	263_100_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Other Debt,. The loan file is missing verification of mortgage (full PITIA) on newly acquired investment property (as listed on Section 3a of the final application). See condition #11 on the AUS. Provide evidence of 1st payment, if applicable.		(2022-01-19) Lender provided Closing Disclosure for the purchase of REO1 which reflects PITIA. Lender also provided Evidence of Insurance and Tax Cert. First payment was XX/XX/XXXX - loan is not past due as of closing of subject loan. Condition cleared.	UW Guides require 9.60 months reserves, loan qualified with 306.46 months reserves.; Primary borrower has 15.50 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
1232350	263_100_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application The loan file is missing verification of insurance on newly acquired investment property (as listed on Section 3a of the final application).		(2022-01-19) Lender provided Closing Disclosure for the purchase of REO1 which reflects PITIA. Lender also provided Evidence of Insurance and Tax Cert. Condition cleared.	UW Guides require 9.60 months reserves, loan qualified with 306.46 months reserves.; Primary borrower has 15.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1232350	263_100_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. The loan file is missing verification of property taxes on newly acquired investment property (as listed on Section 3a of the final application).		(2022-01-19) Lender provided Closing Disclosure for the purchase of REO1 which reflects PITIA. Lender also provided Evidence of Insurance and Tax Cert. Condition cleared.	UW Guides require 9.60 months reserves, loan qualified with 306.46 months reserves.; Primary borrower has 15.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1232350	263_100_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-01-19) HMDA data tape was provided, condition cleared.	UW Guides require 9.60 months reserves, loan qualified with 306.46 months reserves.; Primary borrower has 15.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1233885	263_103_10749	10749	Credit		Fraud Alert not verified - Borrower 1	The Third Party Fraud Report reflects a fraud alert. The loan file does not contain evidence the lender addressed the alert. Red Flag 1 Borrower has additional loan application on primary residence Red Flag 2 ___ Red Flag 3 ___ Red Flag 4 ___		(2022-01-25) Lender provided the Closing Disclosure for the simultaneous refinance on the primary home, which reflects the new PITIA. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.49 months reserves, loan qualified with 9.32 months reserves.; Primary borrower has 17.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
1233885	263_103_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets Provide Third Party Asset Validation (XXXX) report dated XX/XX/XXXX, as reflected on the AUS.		(2022-01-28) See AUS revised to match asset documentation in loan file. There is not a substantial difference in amount on the 2 months statement ending 12/15/2021 and XXXX report dated XX/XX/XXXX. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.49 months reserves, loan qualified with 9.32 months reserves.; Primary borrower has 17.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1233885	263_103_1466	1466	Credit		Missing Evidence of HOA Dues for Primary Residence	Missing Evidence of HOA Dues for Primary Residence		(2022-01-25) Lender provided the Closing Disclosure for the simultaneous refinance on the primary home, which reflects the new PITIA. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.49 months reserves, loan qualified with 9.32 months reserves.; Primary borrower has 17.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1233885	263_103_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-01-25) HMDA data tape was provided, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.49 months reserves, loan qualified with 9.32 months reserves.; Primary borrower has 17.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1233885	263_103_19054	19054	Credit		Required Documentation is Missing	The loan file is missing: 1) Letter of explanation for cash-out, 2) Verification of new primary housing expense resulting from an application with the lender.		(2022-01-31) Letter of explanation provided for cash-out. Loan proceeds are for personal use. Loan tested and passed QM/ATR and TRID. Condition cleared. (2022-01-25) Lender provided the Closing Disclosure for the simultaneous refinance on the primary home, which reflects the new PITIA. Please provide letter of explanation for cash-out. Condition retained.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.49 months reserves, loan qualified with 9.32 months reserves.; Primary borrower has 17.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1233885	263_103_18730	18730	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements	QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements Provide Third Party Asset Validation (XXXX) report dated XX/XX/XXXX, as reflected on the AUS.		(2022-01-31) See AUS revised to match asset documentation in loan file. There is not a substantial difference in amount on the 2 months statement ending 12/15/2021 and XXXX report dated XX/XX/XXXX. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.49 months reserves, loan qualified with 9.32 months reserves.; Primary borrower has 17.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
1233885	263_103_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements Missing verification of HOA dues for primary residence. Additionally, LoanSafe Fraud Manager report reflects an application with lender on borrower's primary residence. Missing verification of new primary housing payment, if applicable.		(2022-01-25) Lender provided the Closing Disclosure for the simultaneous refinance on the primary home, which reflects the new PITIA. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.49 months reserves, loan qualified with 9.32 months reserves.; Primary borrower has 17.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
1234002	263_104_16502	16502	Property	Missing CDA Report per Lender Guidelines	The Lender's guidelines require a Collateral Desktop Analysis (CDA) for 1 unit properties. A CDA report was not provided.

AVM value came in at $X,XXX.XX, a variance of $X,XXX.XX or 13.636% from original appraisal value of $X,XXX.XX.  This exceeds allowable 10% tolerance.

Audit vendor to order a CDA report.  This is for informational purposes only.  Additional conditions may apply.
CORRECTION:  AVM value came in at $X,XXX.XX, a variance of $X,XXX.XX or 13.636% from original appraisal value of $X,XXX.XX This exceeds allowable 10% tolerance.

						Audit vendor to order a CDA report. This is for informational purposes only. Additional conditions may apply.		(2022-01-25) CDA report supports original appraisal value. Condition cleared.	UW Guides require 7.40 months reserves, loan qualified with 130.53 months reserves.; Primary borrower has 17.80 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
1234002	263_104_15279	15279	Credit		Missing HMDA Data Tape	The HMDA Data required to complete the HMDA Data Review was not provided. Lender to provide HMDA Data. Additional conditions may apply		(2022-01-25) The HMDA data tape was provided, condition cleared.	UW Guides require 7.40 months reserves, loan qualified with 130.53 months reserves.; Primary borrower has 17.80 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes